Other Balance Sheet Accounts - Other non-current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Security deposits	$ 4,873	$ 5,010
Restricted cash	9,174	7,078
Other	6,790	2,702
Total other non-current assets	124,774	76,722
Marketable equity securities
Disclosure of financial assets [line items]
Equity securities	100,187	58,932
Non-marketable equity securities
Disclosure of financial assets [line items]
Equity securities	$ 3,750	$ 3,000